Annual Total Returns - Fidelity® Low-Priced Stock Fund [BarChart] - 07.31 Fidelity Low-Priced Stock Fund K PRO-09 - Fidelity® Low-Priced Stock Fund - Fidelity Low-Priced Stock Fund-Class K	Sep. 29, 2021
Bar Chart Table:
Annual Return 2011	0.06%
Annual Return 2012	18.66%
Annual Return 2013	34.45%
Annual Return 2014	7.75%
Annual Return 2015	(0.45%)
Annual Return 2016	8.88%
Annual Return 2017	20.79%
Annual Return 2018	(10.68%)
Annual Return 2019	25.81%
Annual Return 2020	9.40%